Average Annual Total Returns - Calvert Responsible Index Series, Inc.		12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Calvert International Responsible Index Fund | MSCI World ex USA Index (reflects net dividends, which reflect the deduction of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent		31.85%	9.46%	8.54%
Calvert International Responsible Index Fund | Calvert International Responsible Index (reflects net dividends, which reflect the deduction of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent		33.45%	9.00%	9.20%
Calvert International Responsible Index Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		26.60%	7.52%	8.23%
Calvert International Responsible Index Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		25.58%	7.09%	7.87%
Calvert International Responsible Index Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.36%	5.95%	6.73%
Calvert International Responsible Index Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		33.25%	8.83%	9.06%
Calvert International Responsible Index Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		33.29%	8.86%	9.08%
Calvert US Large-Cap Core Responsible Index Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	13.58%	14.58%
Calvert US Large-Cap Core Responsible Index Fund | Calvert US Large-Cap Core Responsible Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		16.25%	12.78%	14.84%
Calvert US Large-Cap Core Responsible Index Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		10.10%	11.12%	13.64%
Calvert US Large-Cap Core Responsible Index Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.79%	10.65%	13.13%
Calvert US Large-Cap Core Responsible Index Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.93%	8.83%	11.36%
Calvert US Large-Cap Core Responsible Index Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		13.72%	11.37%	13.52%
Calvert US Large-Cap Core Responsible Index Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		15.88%	12.49%	14.52%
Calvert US Large-Cap Core Responsible Index Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		15.94%	12.55%	14.55%
Performance Inception Date	Oct. 03, 2017
Calvert US Large-Cap Growth Responsible Index Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.56%	15.31%	18.11%
Calvert US Large-Cap Growth Responsible Index Fund | Calvert US Large-Cap Growth Responsible Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.37%	13.39%	16.93%
Calvert US Large-Cap Growth Responsible Index Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.81%
Calvert US Large-Cap Growth Responsible Index Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		8.86%	11.65%	15.69%
Performance Inception Date	Jun. 19, 2015
Calvert US Large-Cap Growth Responsible Index Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.11%	11.28%	15.20%
Calvert US Large-Cap Growth Responsible Index Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.71%	9.25%	13.17%
Calvert US Large-Cap Growth Responsible Index Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		14.55%	13.03%	16.58%
Performance Inception Date	Jun. 19, 2015
Calvert US Large-Cap Growth Responsible Index Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		14.58%	13.05%	16.59%
Performance Inception Date	Feb. 01, 2022
Calvert US Large-Cap Value Responsible Index Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.14%	14.27%
Calvert US Large-Cap Value Responsible Index Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.91%	11.32%	10.52%
Calvert US Large-Cap Value Responsible Index Fund | Calvert US Large-Cap Value Responsible Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.06%	10.37%	10.98%
Calvert US Large-Cap Value Responsible Index Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		10.83%	8.69%	9.84%
Performance Inception Date	Jun. 19, 2015
Calvert US Large-Cap Value Responsible Index Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.38%	7.52%	8.81%
Calvert US Large-Cap Value Responsible Index Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.69%	6.69%	7.83%
Calvert US Large-Cap Value Responsible Index Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		16.66%	10.04%	10.69%
Performance Inception Date	Jun. 19, 2015
Calvert US Large-Cap Value Responsible Index Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		16.73%	10.08%	10.71%
Performance Inception Date	Feb. 01, 2022
Calvert US Mid-Cap Core Responsible Index Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.81%
Calvert US Mid-Cap Core Responsible Index Fund | Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.60%	8.67%	11.00%
Calvert US Mid-Cap Core Responsible Index Fund | Calvert US Mid-Cap Core Responsible Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		9.60%	7.03%	11.18%
Calvert US Mid-Cap Core Responsible Index Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		3.92%	5.52%	10.05%
Performance Inception Date	Oct. 30, 2015
Calvert US Mid-Cap Core Responsible Index Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.90%	5.04%	9.48%
Calvert US Mid-Cap Core Responsible Index Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.08%	4.27%	8.15%
Calvert US Mid-Cap Core Responsible Index Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		9.37%	6.82%	10.90%
Performance Inception Date	Oct. 30, 2015
Calvert US Mid-Cap Core Responsible Index Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		9.42%	6.85%	10.91%
Performance Inception Date	Feb. 01, 2022